Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination
3. Business Combination
On September 16, 2021 (the “Closing Date”), the Company and SRNG completed the merger transaction contemplated by the Merger Agreement (the “Closing”), with Old Ginkgo surviving the merger as a wholly owned subsidiary of SRNG.
Pursuant to the Merger Agreement, SRNG acquired all of the outstanding equity interests of Old Ginkgo for approximately $15.8 billion in aggregate consideration in the form of common stock of New Ginkgo valued at $10 per share (the “Base Equity Consideration”). The Base Equity Consideration was allocated among Old Ginkgo equity holders based on an exchange ratio of 49.080452 (“Exchange Ratio”). Accordingly, upon the closing of the Business Combination, all shares of Old Ginkgo Class A common stock and Old Ginkgo Class B common stock issued and outstanding immediately prior to the Business Combination converted into New Ginkgo Class A common stock and New Ginkgo Class B common stock, respectively, each with a par value of $0.0001 per share, based on the Exchange Ratio. All equity awards under Old Ginkgo’s stock incentive plans were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s common stock. As a result, (i) each outstanding stock option to acquire Old Ginkgo common stock was converted into an option to purchase approximately 49.080452 shares of New Ginkgo common stock, (ii) each outstanding share of restricted common stock was converted into approximately 49.080452 shares of restricted common stock of New Ginkgo and (iii) each outstanding award of restricted stock units was assumed and converted into a restricted stock unit having the same terms and conditions as applied to the Old Ginkgo restricted stock unit so converted but relating to approximately 49.080452 shares of common stock of New Ginkgo.
In addition to the Base Equity Consideration, the equity holders of Old Ginkgo received approximately 188.7 million shares of New Ginkgo common stock (the “Earnout Consideration”), which are subject to forfeiture to the extent that the vesting conditions described below are not satisfied on or before the fifth anniversary of the Closing (the “Earnout Period”). If at any point during the trading hours of a trading day, for any 20 trading days within any period of 30 consecutive trading days during the Earnout Period, the trading price per share of the Company’s Class A common stock is greater than or equal to:

•	$12.50, then 25% of the Earnout Consideration will immediately vest;
•	$15.00, then an additional 25% of the Earnout Consideration will immediately vest;

•	$17.50, then an additional 25% of the Earnout Consideration will immediately vest; and

•	$20.00, then the remaining 25% of the Earnout Consideration will immediately vest.
The Company evaluated the earnout shares and concluded that they qualify for the scope exception from derivative accounting in ASC
815-10-15-74
and meet the criteria for equity classification under ASC
815-40.
The Company determined that the earnout shares underlying rollover equity awards (i.e., restricted stock awards, restricted stock units and options) granted under the Company’s stock incentive plans (together the “Rollover Equity Awards”) that are unvested as of the Closing Date are within the scope of ASC 718 (see Note 18). The remaining earnout shares issued to holders of Old Ginkgo common stock and those earnout shares underlying vested Rollover Equity Awards were initially measured at fair value at Closing and recorded within additional paid-in-capital
(“APIC”) and had no net impact on APIC. Since those earnout shares are equity-classified, there is no remeasurement unless reclassification is required. Upon meeting an earnout target, the earnout shares delivered to the equity holders are recorded in equity as shares outstanding with the appropriate allocation to par value of common stock and APIC. The first earnout target of $12.50 was met on November 15, 2021 and, as a result, approximately 38.8 million earnout shares became vested and outstanding.
In connection with the entry into the Merger Agreement, Eagle Equity Partners III, LLC, a Delaware limited liability company (the “Sponsor”), forfeited 11,534,052 of its shares of New Ginkgo Class A common stock and an additional 16,737,183 of its shares of New Ginkgo Class A common stock (the “Sponsor Earnout Shares”) became subject to vesting and forfeiture conditions identical to those applicable to the Earnout Consideration issued to Old Ginkgo equity holders. Similar to the Earnout Consideration, the Sponsor Earnout Shares were accounted for as equity classified instruments and were included as merger consideration and recorded in additional paid-in
capital. The Sponsor Earnout Shares are considered legally issued and outstanding shares of common stock subject to restrictions on transfer and do not participate in the earnings or losses of the Company prior to vesting.
The Business Combination is accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, SRNG was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Old Ginkgo issuing stock for the net assets of SRNG, accompanied by a recapitalization. The net assets of SRNG are stated at historical cost, with no goodwill or other intangible assets recorded.
PIPE Investment
On May 11, 2021, concurrently with the execution of the Merger Agreement, SRNG entered into subscription agreements with certain accredited investors (the “PIPE Investors”). In connection with the consummation of the Business Combination on September 16, 2021, the PIPE Investors collectively consummated investments for 76,000,000 shares of the Company’s Class A common stock at a price of $10.00 per share (the “PIPE Shares”) for an aggregate amount of $760.0 million (the “PIPE Investment”).

Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the Business Combination as of December 31, 2021 (in thousands):

Cash—SRNG Trust and cash (net of redemptions)	$857,747
Cash—PIPE Investment	760,000
Less: Payment of underwriter fees and other offering costs	(108,118)

Net proceeds from the Business Combination	$1,509,629

Summary of Shares Issued
The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination:

SRNG shares outstanding prior to the Business Combination	215,625,000
Less: redemption of SRNG shares prior to the Business Combination	(86,725,312)
Less: SRNG shares forfeited	(11,534,052)

Common stock of SRNG (1)	117,365,636
Shares issued pursuant to the PIPE Investment	76,000,000

Business Combination and PIPE Investment shares	193,365,636
Conversion of Old Ginkgo Series B preferred stock to common stock	203,346,152
Conversion of Old Ginkgo Series C preferred stock to common stock	228,641,430
Conversion of Old Ginkgo Series D preferred stock to common stock	302,464,716
Conversion of Old Ginkgo Series E preferred stock to common stock	170,227,108
Conversion of Old Ginkgo common stock (2)	387,016,194

Total shares of New Ginkgo common stock outstanding immediately following the Business Combination	1,485,061,236

(1)
Includes 16,737,183 shares of Class A common stock, the Sponsor Earnout Shares, that are subject to forfeiture if certain earnout conditions are not met, as the shares are legally outstanding as of the Closing of the Business Combination.

(2)
Excludes 283,396,094 shares of Class A and Class B common stock underlying rollover equity instruments (i.e., restricted stock units and stock options) and 259,440 shares of Class A and Class B common stock underlying unvested restricted stock awards.